VIA EDGAR



September 15, 1995


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

RE:   Smith Barney/Travelers Series Fund Inc.
            (Smith Barney International Equity Portfolio)
            (Smith Barney Money Market Portfolio)
      File Nos. 33-75644
                811-8372

Dear Sirs:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectus for the above-referenced Fund does not differ from that contained in Post-Effective Amendment No. 1 (the "Amendment") to the Fund's Registration
Statement on Form N-1A. This Amendment was filed electronically on June 30, 1995.

Please return an electronic transmittal as evidence of your receipt of this filing.

Very truly yours,

/s/ Daria J. Szczur

Daria J. Szczur

Enclosures

cc:   (with enclosures)
      John E. Baumgardner, Jr., Esq.             Stephen
Brunt
      Sullivan & Cromwell                        Morgan
Guaranty Trust Group

      Robert P. Garrett                          Michael
McCarthy
      KPMG Peat Marwick LLP                      The
Shareholder Services Group Inc.